UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders

Fidelity®

Magellan®

Fund

Semiannual Report

September 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 to September 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2007	Ending Account Value September 30, 2007	Expenses Paid During Period* April 1, 2007 to September 30, 2007
Actual	$ 1,000.00	$ 1,145.60	$ 3.27
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.95	$ 3.08

* Expenses are equal to the Fund's annualized expense ratio of .61%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Nokia Corp. sponsored ADR	6.5	4.9
Corning, Inc.	4.3	4.0
Google, Inc. Class A (sub. vtg.)	3.4	2.9
Schlumberger Ltd. (NY Shares)	2.4	1.6
Canadian Natural Resources Ltd.	2.3	1.7
Staples, Inc.	2.2	1.5
AT&T, Inc.	1.9	1.2
Allergan, Inc.	1.8	1.6
Monsanto Co.	1.7	1.0
Renewable Energy Corp. AS	1.6	0.8
	28.1
Top Five Market Sectors as of September 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.1	31.1
Industrials	15.0	13.0
Financials	14.3	15.1
Health Care	10.4	11.7
Consumer Discretionary	10.0	10.6
Asset Allocation (% of fund's net assets)
As of September 30, 2007*		As of March 31, 2007**
	Stocks 98.6%		Stocks 98.5%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	29.4%	** Foreign investments	28.0%

Semiannual Report

Investments September 30, 2007

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Distributors - 0.2%
Li & Fung Ltd.	20,000,000	$ 84,900
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,000,000	60,150
New Oriental Education & Technology Group, Inc. sponsored ADR	2,158,400	143,663
		203,813
Hotels, Restaurants & Leisure - 2.7%
Ctrip.com International Ltd. sponsored ADR (e)	8,025,108	415,701
McDonald's Corp.	4,000,000	217,880
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (d)	274,700	4,533
Royal Caribbean Cruises Ltd.	2,000,000	78,060
Starbucks Corp. (a)	14,562,616	381,541
Starwood Hotels & Resorts Worldwide, Inc.	1,973,827	119,910
		1,217,625
Household Durables - 0.9%
Centex Corp.	4,000,000	106,280
D.R. Horton, Inc.	195,000	2,498
KB Home	800,000	20,048
Lennar Corp. Class A	9,631,376	218,151
Toll Brothers, Inc. (a)	2,000,000	39,980
		386,957
Internet & Catalog Retail - 0.4%
B2W Companhia Global Do Varejo (a)	1,000,000	47,185
Expedia, Inc. (a)	1,800,000	57,384
FTD Group, Inc.	422,400	6,285
Orbitz Worldwide, Inc. (e)	7,279,100	82,181
		193,035
Media - 0.7%
Cinemark Holdings, Inc.	238,900	4,434
E.W. Scripps Co. Class A	1,202,223	50,493
Live Nation, Inc. (a)	1,782,864	37,886
McGraw-Hill Companies, Inc.	1,332,000	67,812
Time Warner, Inc.	8,000,000	146,880
		307,505
Multiline Retail - 1.2%
Daiei, Inc. (a)(d)(e)	10,000,000	79,206
JCPenney Co., Inc.	2,000,000	126,740
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Nordstrom, Inc.	1,903,100	$ 89,236
Target Corp.	4,041,700	256,931
		552,113
Specialty Retail - 2.8%
Staples, Inc. (e)	47,309,255	1,016,676
Yamada Denki Co. Ltd.	2,509,100	248,311
		1,264,987
Textiles, Apparel & Luxury Goods - 0.7%
Asics Corp.	2,500,000	38,689
Lululemon Athletica, Inc. (d)	74,500	3,131
NIKE, Inc. Class B	3,597,000	211,000
Polo Ralph Lauren Corp. Class A	650,000	50,538
		303,358
TOTAL CONSUMER DISCRETIONARY		4,514,293
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	5,841,972	231,517
United Natural Foods, Inc. (a)(e)	4,143,500	112,786
Walgreen Co.	2,645,900	124,992
		469,295
Food Products - 0.9%
Bunge Ltd.	1,000,000	107,450
Cosan Ltd. Class A	3,181,700	41,044
Cosan SA Industria E Comercio	3,000,000	40,917
Flowers Foods, Inc.	1,500,000	32,700
McCormick & Co., Inc. (non-vtg.)	500,000	17,985
Nestle SA (Reg.)	336,600	150,662
		390,758
Personal Products - 0.3%
Avon Products, Inc.	3,543,147	132,974
Bare Escentuals, Inc.	76,400	1,900
		134,874
TOTAL CONSUMER STAPLES		994,927
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 9.5%
Energy Equipment & Services - 2.6%
GlobalSantaFe Corp.	600,000	$ 45,612
Schlumberger Ltd. (NY Shares)	10,219,904	1,073,090
Smith International, Inc.	557,200	39,784
		1,158,486
Oil, Gas & Consumable Fuels - 6.9%
Apache Corp.	2,967,910	267,290
Arch Coal, Inc.	6,552,533	221,082
Canadian Natural Resources Ltd.	13,909,300	1,056,799
Chesapeake Energy Corp.	3,000,000	105,780
Enterprise Products Partners LP	700,000	21,175
EOG Resources, Inc.	2,727,200	197,258
Gazprom OAO sponsored ADR	2,000,000	88,000
Peabody Energy Corp.	11,282,338	540,086
Plains Exploration & Production Co. (a)	295,000	13,045
Sibir Energy PLC	3,000,000	31,799
Suncor Energy, Inc.	3,649,400	346,629
Teekay Corp.	340,000	19,995
Valero Energy Corp.	3,000,000	201,540
Western Oil Sands, Inc. Class A (a)	1,000,000	39,155
		3,149,633
TOTAL ENERGY		4,308,119
FINANCIALS - 14.3%
Capital Markets - 3.7%
Bank New York Mellon Corp.	3,000,000	132,420
Charles Schwab Corp.	5,000,000	108,000
E*TRADE Securities Co. Ltd. (d)	88,000	83,489
Evercore Partners, Inc. Class A	87,600	2,303
Franklin Resources, Inc.	2,110,800	269,127
Goldman Sachs Group, Inc.	700,000	151,718
MCF Corp. (a)	105,086	426
MF Global Ltd.	1,400,000	40,600
Morgan Stanley	500,000	31,500
State Street Corp.	9,148,206	623,542
T. Rowe Price Group, Inc.	2,000,000	111,380
UBS AG (NY Shares)	2,000,000	106,500
		1,661,005
Commercial Banks - 1.0%
Mitsubishi UFJ Financial Group, Inc.	5,466	49,631
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	$ 5,448
SVB Financial Group (a)	1,212,400	57,419
Wachovia Corp.	2,146,094	107,627
Wells Fargo & Co. (d)	5,922,400	210,956
		431,081
Consumer Finance - 0.6%
ACOM Co. Ltd. (d)	5,000,000	111,411
American Express Co.	2,927,216	173,789
		285,200
Diversified Financial Services - 0.1%
Freedom Acquisition Holdings, Inc.	2,668,950	30,026
Freedom Acquisition Holdings, Inc. unit	571,000	8,080
Hyde Park Acquisition Corp. unit	200,000	1,740
		39,846
Insurance - 6.8%
ACE Ltd.	1,270,860	76,976
AMBAC Financial Group, Inc.	1,135,000	71,403
American International Group, Inc.	8,326,470	563,286
Berkshire Hathaway, Inc. Class A (a)	557	66,010
China Life Insurance Co. Ltd. (H Shares)	80,000,000	459,840
Endurance Specialty Holdings Ltd.	555,800	23,093
Everest Re Group Ltd.	1,700,000	187,408
Hartford Financial Services Group, Inc.	2,000,000	185,100
MBIA, Inc.	1,750,000	106,838
MetLife, Inc.	7,000,000	488,110
Principal Financial Group, Inc.	2,000,000	126,180
Prudential Financial, Inc.	3,500,000	341,530
Samsung Fire & Marine Insurance Co. Ltd.	200,000	43,053
T&D Holdings, Inc.	1,000,000	61,235
W.R. Berkley Corp.	1,856,250	55,001
Willis Group Holdings Ltd.	2,000,000	81,880
XL Capital Ltd. Class A	1,512,400	119,782
		3,056,725
Real Estate Investment Trusts - 0.4%
Developers Diversified Realty Corp.	2,604,700	145,525
General Growth Properties, Inc.	224,200	12,022
Kimco Realty Corp.	679,800	30,734
		188,281
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.5%
GAGFAH SA (d)	99,700	$ 1,962
Mitsui Fudosan Co. Ltd.	8,000,000	220,841
Move, Inc. (a)	4,000,000	11,040
		233,843
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	11,988,650	227,904
Fannie Mae (d)	5,500,000	334,455
		562,359
TOTAL FINANCIALS		6,458,340
HEALTH CARE - 10.4%
Biotechnology - 3.1%
Biogen Idec, Inc. (a)	2,118,300	140,507
Celgene Corp. (a)	3,000,000	213,930
Cephalon, Inc. (a)	1,521,130	111,134
Genentech, Inc. (a)	2,934,000	228,911
Gilead Sciences, Inc. (a)	13,479,396	550,903
OSI Pharmaceuticals, Inc. (a)(e)	3,198,900	108,731
Theravance, Inc. (a)	2,000,000	52,180
		1,406,296
Health Care Equipment & Supplies - 1.8%
American Medical Systems Holdings, Inc. (a)(d)	1,000,000	16,950
Becton, Dickinson & Co.	4,000,000	328,200
C.R. Bard, Inc.	1,069,300	94,302
Gen-Probe, Inc. (a)	500,000	33,290
Greatbatch, Inc. (a)(e)	2,181,700	58,011
Integra LifeSciences Holdings Corp. (a)(d)	500,000	24,290
Medtronic, Inc.	2,000,000	112,820
Mentor Corp. (d)(e)	3,094,971	142,523
Mindray Medical International Ltd. sponsored ADR	51,400	2,208
		812,594
Health Care Providers & Services - 0.6%
Amedisys, Inc. (a)	600,000	23,052
athenahealth, Inc.	966,300	32,767
Brookdale Senior Living, Inc. (d)	3,085,300	122,826
Henry Schein, Inc. (a)	1,000,000	60,840
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
LHC Group, Inc. (a)	500,000	$ 10,735
VCA Antech, Inc. (a)	1,000,000	41,750
		291,970
Health Care Technology - 0.2%
Cerner Corp. (a)	1,189,631	71,152
Life Sciences Tools & Services - 1.8%
Affymetrix, Inc. (a)	28,700	728
Charles River Laboratories International, Inc. (a)	1,804,700	101,334
Covance, Inc. (a)	1,752,966	136,556
Millipore Corp. (a)	500,000	37,900
Pharmaceutical Product Development, Inc.	3,500,000	124,040
Thermo Fisher Scientific, Inc. (a)	2,471,500	142,655
Waters Corp. (a)	4,198,600	280,970
		824,183
Pharmaceuticals - 2.9%
Allergan, Inc.	12,441,652	802,113
Chugai Pharmaceutical Co. Ltd.	8,322,600	137,067
Matrixx Initiatives, Inc. (a)	400,000	7,904
Medicis Pharmaceutical Corp. Class A (d)	2,000,000	61,020
Merck & Co., Inc.	4,837,525	250,052
XenoPort, Inc. (a)	800,000	37,640
		1,295,796
TOTAL HEALTH CARE		4,701,991
INDUSTRIALS - 15.0%
Aerospace & Defense - 3.1%
BE Aerospace, Inc. (a)	1,784,410	74,107
General Dynamics Corp.	1,000,000	84,470
Honeywell International, Inc.	6,795,400	404,122
Lockheed Martin Corp.	1,000,000	108,490
Raytheon Co.	2,000,000	127,640
Raytheon Co. warrants 6/16/11 (a)	204,836	5,658
Rockwell Collins, Inc.	3,000,000	219,120
United Technologies Corp.	4,800,000	386,304
		1,409,911
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	4,000,000	217,160
Expeditors International of Washington, Inc.	6,231,600	294,755
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	503,100	$ 52,700
Forward Air Corp.	390,000	11,614
UTI Worldwide, Inc.	2,000,000	45,960
		622,189
Airlines - 0.4%
Delta Air Lines, Inc. (a)	6,050,000	108,598
JetBlue Airways Corp. (a)(d)	3,964,562	36,553
Southwest Airlines Co.	3,000,000	44,400
		189,551
Commercial Services & Supplies - 1.4%
Equifax, Inc.	6,485,262	247,218
Heidrick & Struggles International, Inc.	476,228	17,359
Monster Worldwide, Inc. (a)	5,951,938	202,723
Robert Half International, Inc.	5,124,900	153,030
		620,330
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares)	2,560,000	110,234
Fluor Corp.	2,948,845	424,575
Foster Wheeler Ltd. (a)	1,000,000	131,280
Quanta Services, Inc. (a)	1,223,000	32,348
		698,437
Electrical Equipment - 3.9%
Emerson Electric Co.	5,464,800	290,837
First Solar, Inc.	1,000,000	117,740
General Cable Corp. (a)	2,500,000	167,800
Q-Cells AG (d)	991,800	101,406
Renewable Energy Corp. AS (a)(d)	15,351,000	707,610
Sunpower Corp. Class A (a)(d)	821,871	68,067
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	7,583,500	302,582
		1,756,042
Machinery - 2.0%
Actuant Corp. Class A	500,000	32,485
Caterpillar, Inc.	2,000,000	156,860
Cummins, Inc.	500,000	63,945
Danaher Corp.	3,000,000	248,130
Hyundai Mipo Dockyard Co. Ltd.	399,570	137,534
Illinois Tool Works, Inc.	1,000,000	59,640
Joy Global, Inc.	2,700,000	137,322
Mori Seiki Co. Ltd.	500,000	12,925
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Mueller Water Products, Inc. Class B	3,304,885	$ 36,354
Trivest 1992 Special Fund Ltd. (f)	26,600,000	0
		885,195
Marine - 0.2%
Alexander & Baldwin, Inc.	1,633,707	81,898
Road & Rail - 1.0%
Canadian National Railway Co.	2,000,000	114,148
Landstar System, Inc.	904,300	37,953
Localiza Rent a Car SA	4,500,000	45,786
Norfolk Southern Corp.	1,000,000	51,910
Union Pacific Corp.	2,000,000	226,120
		475,917
Trading Companies & Distributors - 0.1%
Watsco, Inc.	500,000	23,215
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd. (d)	1,000,000	6,389
TOTAL INDUSTRIALS		6,769,074
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 12.1%
Cisco Systems, Inc. (a)	14,950,300	495,004
Corning, Inc.	78,272,600	1,929,420
Foxconn International Holdings Ltd. (a)	5,000,000	13,700
Juniper Networks, Inc. (a)	2,817,200	103,138
Lucent Technologies, Inc. warrants 12/10/07 (a)	1,201,054	13
Nokia Corp. sponsored ADR	78,018,200	2,959,221
		5,500,496
Computers & Peripherals - 2.1%
Apple, Inc. (a)	3,223,900	494,998
Dell, Inc. (a)	3,000,000	82,800
Hewlett-Packard Co.	6,000,000	298,740
SanDisk Corp. (a)	500,000	27,550
Western Digital Corp. (a)	2,000,000	50,640
		954,728
Electronic Equipment & Instruments - 2.3%
Agilent Technologies, Inc. (a)	2,500,000	92,200
Amphenol Corp. Class A	4,419,900	175,735
FLIR Systems, Inc. (a)(e)	4,000,000	221,560
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Hon Hai Precision Industry Co. Ltd. (Foxconn)	36,000,000	$ 271,365
Jabil Circuit, Inc.	5,000,000	114,200
Nippon Electric Glass Co. Ltd.	7,500,000	120,768
Rofin-Sinar Technologies, Inc. (a)	600,000	42,126
		1,037,954
Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	5,525,400	158,745
Baidu.com, Inc. sponsored ADR (a)	1,260,300	365,046
comScore, Inc.	548,700	14,815
Dice Holdings, Inc. (e)	3,100,000	31,868
Google, Inc. Class A (sub. vtg.) (a)	2,701,000	1,532,196
Mercadolibre, Inc.	1,000,000	36,630
Openwave Systems, Inc.	1,657,000	7,258
WebMD Health Corp. Class A (a)	95,700	4,986
		2,151,544
IT Services - 1.0%
Accenture Ltd. Class A	1,500,000	60,375
Cognizant Technology Solutions Corp. Class A (a)	2,656,300	211,893
Infosys Technologies Ltd. sponsored ADR	4,000,000	193,560
		465,828
Office Electronics - 1.0%
Canon, Inc.	8,679,000	471,183
Semiconductors & Semiconductor Equipment - 3.5%
Altera Corp.	3,672,700	88,439
Applied Materials, Inc.	17,000,000	351,900
ASML Holding NV (NY Shares) (a)	6,307,587	207,267
Broadcom Corp. Class A (a)	9,000,000	327,960
Integrated Device Technology, Inc. (a)	6,500,000	100,620
Intersil Corp. Class A	1,000,000	33,430
Lam Research Corp. (a)	499,200	26,587
Maxim Integrated Products, Inc.	3,245,404	95,253
MediaTek, Inc.	1,343,150	24,200
O2Micro International Ltd. sponsored ADR (a)	700,000	10,829
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,588,000	19,215
SiRF Technology Holdings, Inc. (a)	1,000,000	21,350
Supertex, Inc. (a)(e)	750,735	29,939
Teradyne, Inc. (a)(d)(e)	14,760,996	203,702
Texas Instruments, Inc.	1,000,000	36,590
		1,577,281
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.3%
Business Objects SA sponsored ADR (a)	2,000,000	$ 89,740
Nuance Communications, Inc. (a)	2,000,000	38,620
Oracle Corp. (a)	20,395,000	441,552
		569,912
TOTAL INFORMATION TECHNOLOGY		12,728,926
MATERIALS - 4.0%
Chemicals - 2.4%
Ecolab, Inc.	1,000,000	47,200
Minerals Technologies, Inc.	500,000	33,500
Monsanto Co.	8,917,600	764,595
Praxair, Inc.	3,000,000	251,280
		1,096,575
Metals & Mining - 1.6%
Alcoa, Inc.	2,000,000	78,240
ArcelorMittal SA (NY Shares) Class A (d)	6,000,000	470,160
Newcrest Mining Ltd.	1,969,836	48,964
Reliance Steel & Aluminum Co.	2,000,000	113,080
		710,444
TOTAL MATERIALS		1,807,019
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	20,000,000	846,200
Embarq Corp.	333,051	18,518
Verizon Communications, Inc.	5,791,000	256,425
		1,121,143
Wireless Telecommunication Services - 2.2%
America Movil SAB de CV Series L sponsored ADR	6,000,000	384,000
American Tower Corp. Class A (a)	3,500,000	152,390
Bharti Airtel Ltd. (a)	3,000,000	72,223
Leap Wireless International, Inc. (a)	500,000	40,685
NII Holdings, Inc. (a)	4,519,100	371,244
		1,020,542
TOTAL TELECOMMUNICATION SERVICES		2,141,685
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.4%
Electric Utilities - 0.3%
Entergy Corp.	1,000,000	$ 108,290
PPL Corp.	500,000	23,150
		131,440
Multi-Utilities - 0.1%
Sempra Energy	1,000,000	58,120
TOTAL UTILITIES		189,560
TOTAL COMMON STOCKS (Cost $31,194,461)		44,613,934
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 5.12% (b)	679,218,561	679,219
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	417,835,618	417,836
TOTAL MONEY MARKET FUNDS (Cost $1,097,055)		1,097,055
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $32,291,516)		45,710,989
NET OTHER ASSETS - (1.0)%		(438,951)
NET ASSETS - 100%		$ 45,272,038
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Trivest 1992 Special Fund Ltd.	7/2/92	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10,432
Fidelity Securities Lending Cash Central Fund	7,115
Total	$ 17,547
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arch Coal, Inc.	$ 239,420	$ -	$ 41,694	$ 1,005	$ -
BEA Systems, Inc.	233,829	-	232,374	-	-
Ctrip International Ltd.	268,717	74	-	1,111	415,701
Daiei, Inc.	144,276	-	-	-	79,206
Dice Holdings, Inc.	-	41,122	-	-	31,868
FLIR Systems, Inc.	142,680	-	-	-	221,560
Greatbatch, Inc.	55,633	-	-	-	58,011
InPhonic, Inc.	21,800	-	10,972	-	-
Mentor Corp.	133,629	7,892	-	1,238	142,523
Orbitz Worldwide, Inc.	-	106,504	-	-	82,181
OSI Pharmaceuticals, Inc.	105,564	-	-	-	108,731
Peabody Energy Corp.	767,753	-	346,285	2,290	-
Seagate Technology	1,103,729	21,250	1,050,583	5,659	-
Staples, Inc.	643,881	543,933	-	-	1,016,676
Supertex, Inc.	33,210	-	8,567	-	29,939
Syntax-Brillian Corp.	-	40,250	29,125	-	-
TALX Corp.	95,629	-	-	-	-
Teradyne, Inc.	327,579	-	70,702	-	203,702
United Natural Foods, Inc.	126,957	-	-	-	112,786
Total	$ 4,444,286	$ 761,025	$ 1,790,302	$ 11,303	$ 2,502,884
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.6%
Finland	6.5%
Japan	3.6%
Canada	3.4%
Netherlands Antilles	2.4%
Cayman Islands	2.2%
China	1.8%
Norway	1.6%
Bermuda	1.5%
Luxembourg	1.0%
Others (individually less than 1%)	5.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	September 30, 2007

Assets
Investment in securities, at value (including securities loaned of $401,826) - See accompanying schedule: Unaffiliated issuers (cost $29,221,053)	$ 42,111,050
Fidelity Central Funds (cost $1,097,055)	1,097,055
Other affiliated issuers (cost $1,973,408)	2,502,884
Total Investments (cost $32,291,516)		$ 45,710,989
Cash		3
Receivable for investments sold		206,192
Receivable for fund shares sold		24,857
Dividends receivable		25,939
Distributions receivable from Fidelity Central Funds		3,577
Prepaid expenses		43
Other receivables		2,245
Total assets		45,973,845

Liabilities
Payable for investments purchased	$ 139,381
Payable for fund shares redeemed	115,439
Accrued management fee	19,729
Other affiliated payables	6,468
Other payables and accrued expenses	2,954
Collateral on securities loaned, at value	417,836
Total liabilities		701,807

Net Assets		$ 45,272,038
Net Assets consist of:
Paid in capital		$ 29,368,039
Undistributed net investment income		103,687
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,381,505
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,418,807
Net Assets, for 457,530 shares outstanding		$ 45,272,038
Net Asset Value, offering price and redemption price per share ($45,272,038 ÷ 457,530 shares)		$ 98.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended September 30, 2007

Investment Income
Dividends (including $11,303 earned from other affiliated issuers)		$ 219,734
Interest		274
Income from Fidelity Central Funds		17,547
Total income		237,555

Expenses
Management fee Basic fee	$ 123,168
Performance adjustment	(29,396)
Transfer agent fees	37,750
Accounting and security lending fees	1,239
Custodian fees and expenses	885
Independent trustees' compensation	79
Appreciation in deferred trustee compensation account	11
Registration fees	49
Audit	175
Legal	145
Interest	6
Miscellaneous	202
Total expenses before reductions	134,313
Expense reductions	(1,442)	132,871
Net investment income (loss)		104,684
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,387,436
Other affiliated issuers	56,683
Foreign currency transactions	174
Total net realized gain (loss)		2,444,293
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $881)	3,461,452
Assets and liabilities in foreign currencies	(90)
Total change in net unrealized appreciation (depreciation)		3,461,362
Net gain (loss)		5,905,655
Net increase (decrease) in net assets resulting from operations		$ 6,010,339

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2007	Year ended March 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 104,684	$ 186,935
Net realized gain (loss)	2,444,293	3,867,362
Change in net unrealized appreciation (depreciation)	3,461,362	(2,769,109)
Net increase (decrease) in net assets resulting from operations	6,010,339	1,285,188
Distributions to shareholders from net investment income	(46,067)	(234,328)
Distributions to shareholders from net realized gain	(2,386,415)	(11,044,948)
Total distributions	(2,432,482)	(11,279,276)
Share transactions Proceeds from sales of shares	1,233,802	2,483,447
Reinvestment of distributions	2,372,486	10,983,346
Cost of shares redeemed	(5,067,217)	(10,790,171)
Net increase (decrease) in net assets resulting from share transactions	(1,460,929)	2,676,622
Total increase (decrease) in net assets	2,116,928	(7,317,466)

Net Assets
Beginning of period	43,155,110	50,472,576
End of period (including undistributed net investment income of $103,687 and undistributed net investment income of $50,243, respectively)	$ 45,272,038	$ 43,155,110
Other Information Shares
Sold	13,097	27,168
Issued in reinvestment of distributions	25,735	116,822
Redeemed	(53,868)	(118,875)
Net increase (decrease)	(15,036)	25,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30,	Years ended March 31,
	2007	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 91.32	$ 112.80	$ 101.00	$ 99.13	$ 76.69	$ 102.55
Income from Investment Operations
Net investment income (loss) D	.22	.37	.91	1.26 G	.76	.69
Net realized and unrealized gain (loss)	12.69	3.31	14.87	1.85	22.44	(25.91)
Total from investment operations	12.91	3.68	15.78	3.11	23.20	(25.22)
Distributions from net investment income	(.10)	(.50)	(.98)	(1.24)	(.76)	(.64)
Distributions from net realized gain	(5.18)	(24.66)	(3.00)	-	-	-
Total distributions	(5.28)	(25.16)	(3.98)	(1.24)	(.76)	(.64)
Net asset value, end of period	$ 98.95	$ 91.32	$ 112.80	$ 101.00	$ 99.13	$ 76.69
Total Return B,C, I	14.56%	3.21%	15.89%	3.14%	30.35%	(24.65)%
Ratios to Average Net Assets E,H
Expenses before reductions	.61% A	.54%	.59%	.63%	.70%	.77%
Expenses net of fee waivers, if any	.61% A	.54%	.59%	.63%	.70%	.77%
Expenses net of all reductions	.60% A	.53%	.56%	.62%	.70%	.76%
Net investment income (loss)	.48% A	.41%	.86%	1.26% G	.83%	.82%
Supplemental Data
Net assets, end of period (in millions)	$ 45,272	$ 43,155	$ 50,473	$ 56,891	$ 66,797	$ 54,164
Portfolio turnover rate F	42% A	41%	74%	6%	13%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .91%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Total returns do not include the effect of the former sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Magellan Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007 remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,820,994
Unrealized depreciation	(1,428,702)
Net unrealized appreciation (depreciation)	$ 13,392,292
Cost for federal income tax purposes	$ 32,318,697

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $9,109,567 and $12,919,798, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $156 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 37,156	5.38%	$ 6

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,115.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $230 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $15 and $1,197, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2007, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 16, 2007

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc. Morningstar, Inc. assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Fidelity Magellan Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to be taken by FMR to improve the fund's disappointing performance relative to its peer group. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Magellan Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

MAG-USAN-1107
1.792157.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007